Dividends	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Dividends
13. Dividends
Each equity share holder is entitled to dividends as and when Vedanta Limited declares and pays dividends after obtaining shareholder approval / board approval in case of an interim dividend. Dividends are paid in Indian Rupees. Remittance of dividends outside India is governed by Indian law on foreign exchange and is subject to applicable tax
e
s.
Distributions made and proposed

For the year ended March 31,	2018	2019	2020	2020
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Amounts recognised as distributions to equity share holders:
Equity dividend on ordinary shares:
I nterim dividend for the year: (March 31, 2018: ₹ 21.20/- per share, March 31, 2019: ₹ 17.00/- and ₹ 1.85/- per share, March 31, 2020: ₹ 3.90/- per share) a,b,c	78,810	70,043	14,441	192
Ta x on above a,b,c	16,054	14,370	—	—

Total	94,864	84,413	14,441	192

Preference dividend on redeemable preference shares:
Preference dividend for the year: Nil (March 31, 2018 & 2019 : 7.5% p.a.) d	2,090	1,299	—	—
Dividend distribution tax on preference dividend	426	274	—	—

Total	2,516	1,573	—	—

a)	An interim dividend of ₹ 3.90 per share was declared during the year ended March 31, 2020. The right to interim dividend of ₹ 3.90 per share was waived by ESOP trust.
b)
Two interim dividends of
₹
 17.00 and
₹
 1.85 per share were declared during the year ended March 31, 2019. This includes interim dividend of
₹
 17.00 per share amounting to
₹
 255 million and dividend distribution tax of
₹
 52 million payable on 14,998,802 equity shares held by Vedanta Limited through ESOP trust for its stock options. The right to second interim dividend of
₹
 1.85 per share was waived by ESOP trust.

c)
An interim dividend of
₹
21.20 per share was declared during the previous year ended March 31, 2018
. This includes dividend of
₹
196
million and dividend distribution tax of
₹
40
million payable on 9,233,871
equity shares held by Vedanta Limited through ESOP trust for its stock options.

d )
Dividend at the rate of 7.5% p.a. on the redeemable preference shares of face value of
₹
 10/- per preference share for the period April 01, 2018 to October 27, 2018, as per their terms of issuance was declared during the year ended March 31, 2019. The same has been accounted for as interest cost and has been recorded in the Consolidated Statement of Profit or Loss. These preference shares were redeemed, along with dividend on October 26, 2018. (Refer Note 30)

If profits for a year are insufficient to declare dividends, dividends for that year may be declared and paid out from accumulated profits on the following conditions:

•	The rate of dividend declared shall not exceed the average of the rates at which dividend was declared by the company in the three years immediately preceding that year;

•
The total amount to be drawn from such accumulated profits shall not exceed one-tenth
of the sum of the company’s
paid-up
share capital and free reserves as appearing in the latest audited financial statement;

•	The amount so drawn shall first be utilised to set off the losses incurred in the financial year in which dividend is declared before any dividend in respect of equity shares is declared; and

•	The balance of reserves after such withdrawal shall not fall below fifteen per cent of the company’s paid up share capital as appearing in the latest audited financial statement.